Supplemental Disclosure with Respect to Cash Flows - Supplementary Disclosure of Company's Non Cash Transactions (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017
Supplemental Information With Respect To Cash Flows [Abstract]
Accounts payable related to property, plant and equipment	$ 11		$ 28
Accounts payable related to inventories	341		197
Accounts payable related to financings	775		$ 1,611
Interest/finance charges paid	36	$ 40
RSUs and DSUs granted in lieu of accrued liabilities and directors’ fees	1,142	$ 353
Assets acquired under finance leases	$ 28